Consolidated Statements of Equity and Partners' Capital (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
WES equity transactions, net	[1]	$ 57,353	$ 691,417	$ 724,811
Combined change in Partners' Capital from WES equity transactions, net and net income (loss) attributable to Western Gas Equity Partners, LP		145,800	639,500	349,500
Deferred taxes on capitalized interest		(41,844)	(38,160)	(46,530)
Common Units [Member]
WES equity transactions, net	[1]	(19,687)	351,510	187,016
Net Investment by Anadarko [Member]
Deferred taxes on capitalized interest		$ (41,844)	(38,160)	(46,530)
Net Investment by Anadarko [Member] | Capitalized Interest [Member]
Deferred taxes on capitalized interest			$ 300	$ 5,500

[1]	Includes the impact of WES’s (as defined in Note 1) public equity offerings as described in Note 4. The $(19.7) million, $351.5 million and $187.0 million increase (decrease) to partners’ capital, together with net income (loss) attributable to Western Gas Equity Partners, LP, totaled $145.8 million, $639.5 million and $349.5 million for the years ended December 31, 2015, 2014 and 2013, respectively.